Miscellaneous, Net - Summary of Miscellaneous, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Costs associated with the sale of receivables	$ 6,000,000	$ 5,700,000	$ 6,200,000
Strategic review costs	2,600,000
Foreign currency exchange losses	100,000
Debt forgiveness	(100,000)	(100,000)
Value-added tax refunds		(2,000,000)
Other expense, net	$ (8,589,000)	$ (3,623,000)	$ (6,188,000)